Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill [Abstract]
Schedule of Changes in Carrying Amount of Goodwill

Changes in the carrying amount of goodwill are as follows:

	Merchant Solutions (1)	Digital Wallets (2)	Total
December 31, 2022	$637,446	$1,361,686	$1,999,132
Foreign exchange	—	24,270	24,270
December 31, 2023	$637,446	$1,385,956	$2,023,402
Foreign exchange	—	(46,551)	(46,551)
December 31, 2024	$637,446	$1,339,405	$1,976,851

(1)
Accumulated impairment loss was $1,159,145 for all periods presented within the Merchant Solutions segment.
(2)
Accumulated impairment loss was $723,042 for all periods presented within the Digital Wallets segment.